Cover	Oct. 19, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 19, 2026
Entity File Number	001-37939
Entity Registrant Name	MARKER THERAPEUTICS, INC.
Entity Central Index Key	0001094038
Entity Tax Identification Number	45-4497941
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2450 Holcombe Blvd
Entity Address, Address Line Two	TMC Partners
Entity Address, Address Line Three	Office 1.311
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77021
City Area Code	713
Local Phone Number	400-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	MRKR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false